                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2004 (Unaudited)



PAR
AMOUNT
(000)            DESCRIPTION                                                 COUPON         MATURITY            VALUE
          CORPORATE BONDS    83.7%
          AEROSPACE & DEFENSE    1.2%
$ 1,000   Lockheed Martin Corp.                                                8.200%        12/01/09        $   1,177,284
  2,020   Northrop Grumman Corp.                                               7.125         02/15/11            2,294,611
    992   Raytheon Co.                                                         4.500         11/15/07            1,015,700
    275   Raytheon Co.                                                         4.850         01/15/11              280,067
  1,960   Raytheon Co.                                                         8.300         03/01/10            2,310,824
                                                                                                            ---------------
                                                                                                                 7,078,486
                                                                                                            ---------------

          AUTOMOTIVE    5.8%
  1,035   AutoNation, Inc.                                                     9.000         08/01/08            1,185,075
    945   DaimlerChrysler NA Holding Corp.                                     7.300         01/15/12            1,063,681
  2,915   DaimlerChrysler NA Holding Corp.                                     8.500         01/18/31            3,526,622
  6,135   Ford Motor Credit Co.                                                7.250         10/25/11            6,522,186
    355   Ford Motor Credit Co.                                                7.375         10/28/09              381,514
  1,380   General Motors Acceptance Corp.                                      4.500         07/15/06            1,385,256
 10,985   General Motors Acceptance Corp.                                      6.875         09/15/11           11,219,760
  7,450   General Motors Acceptance Corp.                                      8.000         11/01/31            7,486,132
    350   General Motors Corp.                                                 8.375         07/15/33              357,254
                                                                                                            ---------------
                                                                                                                33,127,480
                                                                                                            ---------------

          BANKING    5.6%
  5,120   Bank of America Corp.                                                3.375         02/17/09            4,995,031
  4,665   Citigroup, Inc.                                                      5.625         08/27/12            4,946,495
  1,945   Citigroup, Inc.                                                      6.000         02/21/12            2,121,176
    160   Citigroup, Inc.                                                      6.625         06/15/32              175,807
  5,355   JPMorgan Chase & Co.                                                 6.750         02/01/11            5,979,404
    905   MBNA America Bank NA                                                 7.125         11/15/12            1,024,084
  4,350   MBNA Corp.                                                           6.125         03/01/13            4,633,094
  3,100   Wachovia Corp.                                                       3.625         02/17/09            3,053,506
  1,690   Washington Mutual, Inc.                                              5.500         01/15/13            1,731,547
  2,960   Washington Mutual, Inc.                                              8.250         04/01/10            3,455,699
                                                                                                            ---------------
                                                                                                                32,115,843
                                                                                                            ---------------

          BROKERAGE    1.3%
  1,560   Goldman Sachs Group, Inc.                                            5.250         10/15/13            1,577,541
    380   Goldman Sachs Group, Inc.                                            6.600         01/15/12              421,957
  2,930   Goldman Sachs Group, Inc.                                            6.875         01/15/11            3,281,495
  2,000   Lehman Brothers Holdings, Inc.                                       8.500         05/01/07            2,229,890
                                                                                                            ---------------
                                                                                                                 7,510,883
                                                                                                            ---------------

          CHEMICALS    0.9%
    120   FMC Corp.                                                           10.250         11/01/09              138,600
  1,420   ICI Wilmington, Inc.                                                 4.375         12/01/08            1,422,576
  3,280   Sealed Air Corp., 144A-Private Placement (a)                         5.625         07/15/13            3,356,178

                                                                                                            ---------------
                                                                                                                 4,917,354
                                                                                                            ---------------

          CONSTRUCTION MACHINERY    1.5%
  5,210   Caterpillar Financial Services Corp.                                 3.625         11/15/07            5,207,379
  3,115   Kennametal, Inc.                                                     7.200         06/15/12            3,411,423
                                                                                                            ---------------
                                                                                                                 8,618,802
                                                                                                            ---------------

          CONSUMER PRODUCTS    1.0%
  2,180   Clorox Co., 144A-Private Placement (Variable Rate Coupon) (a)        2.544         12/14/07            2,180,000
  3,115   Xerox Corp.                                                          7.125         06/15/10            3,364,200
                                                                                                            ---------------
                                                                                                                 5,544,200
                                                                                                            ---------------

          DIVERSIFIED MANUFACTURING    2.5%
  2,260   Cooper Industries, Inc.                                              5.250         07/01/07            2,342,309
  4,370   Honeywell International, Inc.                                        6.125         11/01/11            4,784,333
    540   Honeywell International, Inc.                                        7.500         03/01/10              622,919
  1,450   Hutchison Whampoa International Ltd., 144A-Private Placement
          (Cayman Islands) (a)                                                 5.450         11/24/10            1,488,441
  2,540   Hutchison Whampoa International Ltd., 144A-Private Placement
          (Cayman Islands) (a)                                                 6.500         02/13/13            2,700,843
    475   Tyco International Group SA (Luxembourg)                             5.800         08/01/06              493,325
  1,275   Tyco International Group SA (Luxembourg)                             6.375         10/15/11            1,404,155
    255   Tyco International Group SA (Luxembourg)                             6.750         02/15/11              285,303
                                                                                                            ---------------
                                                                                                                14,121,628
                                                                                                            ---------------

          ELECTRIC    8.0%
  1,595   Appalachian Power Co., Ser H                                         5.950         05/15/33            1,565,556
  3,145   Arizona Public Service Co.                                           5.800         06/30/14            3,309,512
    825   CenterPoint Energy                                                   7.750         02/15/11              954,141
  1,315   Cincinnati Gas & Electric Co.                                        5.700         09/15/12            1,377,782
    910   Cincinnati Gas & Electric Co., Ser A                                 5.400         06/15/33              849,076
  1,030   Cincinnati Gas & Electric Co., Ser B                                 5.375         06/15/33              957,503
  1,705   Columbus Southern Power Co., Ser D                                   6.600         03/01/33            1,846,377
  1,495   Detroit Edison Co.                                                   6.125         10/01/10            1,624,833
  1,640   Duquesne Light Co., Ser O                                            6.700         04/15/12            1,822,507
  3,835   Exelon Corp.                                                         6.750         05/01/11            4,262,944
  1,930   FirstEnergy Corp., Ser B                                             6.450         11/15/11            2,077,062
    560   Indianapolis Power & Light Co., 144A-Private Placement (a)           6.300         07/01/13              596,900
  1,245   Monongahela Power Co.                                                5.000         10/01/06            1,275,578
    910   Nevada Power Co.                                                     9.000         08/15/13            1,060,150
  2,457   Niagara Mohawk Power Corp., Ser F                                    7.625         10/01/05            2,549,357
  2,300   NiSource Finance Corp. (Variable Rate Coupon)                        2.909         11/23/09            2,299,896
  1,450   NiSource Finance Corp.                                               7.625         11/15/05            1,509,739
  4,470   Ohio Edison Co.                                                      5.450         05/01/15            4,465,543
    905   Ohio Power Co., Ser G                                                6.600         02/15/33              980,000
  2,975   Pacific Gas & Electric Co.                                           6.050         03/01/34            3,008,638
    590   PSEG Energy Holdings                                                 7.750         04/16/07              634,250
  1,400   PSEG Energy Holdings                                                 8.625         02/15/08            1,557,500
    440   Southern CA Edison Co.                                               5.000         01/15/14              443,116
    845   Texas-New Mexico Power Co.                                           6.250         01/15/09              889,417
    590   TXU Corp., Ser J                                                     6.375         06/15/06              614,274
  1,790   TXU Energy Co.                                                       7.000         03/15/13            1,985,106
  1,445   Wisconsin Electric Power                                             3.500         12/01/07            1,438,375
    140   Wisconsin Electric Power                                             5.625         05/15/33              139,169

                                                                                                            ---------------
                                                                                                                46,094,301
                                                                                                            ---------------

          ENTERTAINMENT    1.5%
  1,385   Park Place Entertainment Corp.                                       7.500         09/01/09            1,544,275
    650   Time Warner, Inc.                                                    6.625         05/15/29              683,080
    400   Time Warner, Inc.                                                    6.875         05/01/12              449,848
  3,090   Time Warner, Inc.                                                    7.625         04/15/31            3,632,128
  1,725   Time Warner, Inc.                                                    7.700         05/01/32            2,049,181
                                                                                                            ---------------
                                                                                                                 8,358,512
                                                                                                            ---------------

          ENVIRONMENTAL SERVICES    1.3%
  1,185   Republic Services, Inc.                                              6.750         08/15/11            1,324,016
  1,220   Waste Management, Inc.                                               7.000         10/15/06            1,296,116
  2,600   Waste Management, Inc.                                               7.000         07/15/28            2,867,964
  1,745   Waste Management, Inc.                                               7.375         08/01/10            1,994,826
                                                                                                            ---------------
                                                                                                                 7,482,922
                                                                                                            ---------------

          FOOD/BEVERAGE    2.6%
  2,000   ConAgra Foods, Inc.                                                  7.500         09/15/05            2,072,924
  3,145   Kraft Foods, Inc.                                                    5.625         11/01/11            3,306,886
  1,015   Kraft Foods, Inc.                                                    6.250         06/01/12            1,103,692
  2,200   Miller Brewing Co., 144A-Private Placement (a)                       4.250         08/15/08            2,213,860
    610   Smithfield Foods Inc.                                                7.000         08/01/11              649,650
    295   Smithfield Foods, Inc., Ser B                                        7.750         05/15/13              325,975
  2,970   Smithfield Foods, Inc., Ser B                                        8.000         10/15/09            3,281,850
  1,705   YUM! Brands, Inc.                                                    8.875         04/15/11            2,095,321
                                                                                                            ---------------
                                                                                                                15,050,158
                                                                                                            ---------------

          GAMING    2.2%
  2,460   Harrahs Operating Co., Inc.                                          5.500         07/01/10            2,536,221
  3,620   Harrahs Operating Co., Inc.                                          8.000         02/01/11            4,188,912
  2,840   MGM Mirage, Inc.                                                     8.500         09/15/10            3,241,150
  1,110   MGM Mirage, Inc., 144A-Private Placement (a)                         6.750         09/01/12            1,171,050
  1,615   Station Casinos, Inc.                                                6.000         04/01/12            1,671,525
                                                                                                            ---------------
                                                                                                                12,808,858
                                                                                                            ---------------

          HEALTHCARE    5.1%
  4,835   Aetna, Inc.                                                          7.375         03/01/06            5,055,384
  1,460   Aetna, Inc.                                                          7.875         03/01/11            1,691,357
  1,085   AmerisourceBergen Corp.                                              8.125         09/01/08            1,198,925
  4,420   Anthem Insurance Cos., Inc., 144A-Private Placement (a)              9.125         04/01/10            5,340,757
  1,055   Fisher Scientific International, Inc., 144A - Private
          Placement (a)                                                        6.750         08/15/14            1,128,850
  2,055   HCA, Inc.                                                            6.300         10/01/12            2,066,214
  1,010   HCA, Inc.                                                            7.190         11/15/15            1,045,935
    465   HCA, Inc.                                                            7.875         02/01/11              508,741
    365   HCA, Inc.                                                            9.000         12/15/14              428,379
  4,700   Health Net, Inc.                                                     9.875         04/15/11            5,595,425
  2,370   Tenet Healthcare Corp.                                               6.875         11/15/31            1,973,025
  1,435   Tenet Healthcare Corp.                                               7.375         02/01/13            1,406,300
  1,840   UnitedHealth Group, Inc.                                             5.200         01/17/07            1,892,571
                                                                                                            ---------------
                                                                                                                29,331,863
                                                                                                            ---------------

          INDEPENDENT ENERGY    1.0%

    540   Kerr-McGee Corp.                                                     5.875         09/15/06              560,452
  1,125   Kerr-McGee Corp.                                                     6.625         10/15/07            1,203,781
  3,180   Kerr-McGee Corp.                                                     7.875         09/15/31            3,807,096
                                                                                                            ---------------
                                                                                                                 5,571,329
                                                                                                            ---------------

          INTEGRATED ENERGY    4.1%
  4,520   Amerada Hess Corp.                                                   7.875         10/01/29            5,209,196
  1,870   Conoco Funding Co. (Canada)                                          6.350         10/15/11            2,076,424
    475   Consumers Energy Co., Ser D                                          5.375         04/15/13              486,636
  1,880   Consumers Energy Co., Ser F                                          4.000         05/15/10            1,829,926
    510   Consumers Energy Co., Ser H                                          4.800         02/17/09              520,530
  1,175   Marathon Oil Corp.                                                   5.375         06/01/07            1,221,064
  2,860   Pemex Project Funding Master Trust                                   7.375         12/15/14            3,127,410
  3,410   Pemex Project Funding Master Trust                                   8.000         11/15/11            3,901,040
  1,035   Pemex Project Funding Master Trust                                   8.625         02/01/22            1,182,488
    995   Pemex Project, Inc.                                                  9.125         10/13/10            1,186,538
    150   Petro-Canada (Canada)                                                4.000         07/15/13              139,277
  1,905   Petro-Canada (Canada)                                                5.350         07/15/33            1,739,648
    650   Transcontinental Gas Pipe Line Corp., Ser B                          8.875         07/15/12              804,375
                                                                                                            ---------------
                                                                                                                23,424,552
                                                                                                            ---------------

          LIFE INSURANCE    1.2%
  5,175   Marsh & McLennan Co., Inc.                                           5.875         08/01/33            4,648,692
    190   Metlife, Inc.                                                        6.125         12/01/11              204,747
    920   Nationwide Financial Services, Inc.                                  6.250         11/15/11              989,099
    740   Prudential Hldgs, LLC, Ser B, 144A-Private Placement (a)             7.245         12/18/23              865,054
                                                                                                            ---------------
                                                                                                                 6,707,592
                                                                                                            ---------------

          LODGING    2.3%
  3,780   Hilton Hotels Corp.                                                  7.625         12/01/12            4,385,427
  2,360   Hyatt Equities, LLC, 144A-Private Placement (a)                      6.875         06/15/07            2,487,029
  1,080   Marriott International, Ser D                                        8.125         04/01/05            1,097,871
  1,085   Marriott International, Ser E                                        7.000         01/15/08            1,167,807
  1,005   Starwood Hotels & Resorts Worldwide, Inc.                            7.375         05/01/07            1,077,863
  2,610   Starwood Hotels & Resorts Worldwide, Inc.                            7.875         05/01/12            3,001,500
                                                                                                            ---------------
                                                                                                                13,217,497
                                                                                                            ---------------

          MEDIA-CABLE    1.6%
  2,345   Comcast Cable Communications, Inc.                                   6.750         01/30/11            2,604,310
    240   Comcast Cable Communications, Inc.                                   7.125         06/15/13              272,003
  1,805   Comcast Cable Communications, Inc.                                   8.375         05/01/07            1,993,317
  1,755   Comcast Corp.                                                        6.500         01/15/15            1,906,402
  2,095   Echostar DBS Corp.                                                   6.375         10/01/11            2,152,613
                                                                                                            ---------------
                                                                                                                 8,928,645
                                                                                                            ---------------

          MEDIA-NONCABLE    3.0%
  2,500   Clear Channel Communications, Inc.                                   7.250         10/15/27            2,725,465
  2,415   Interpublic Group Co, Inc.                                           5.400         11/15/09            2,417,480
  3,000   News America Hldg, Inc.                                              8.875         04/26/23            3,859,419
    360   News America Inc.                                                    5.300         12/15/14              359,741
    510   News America, Inc.                                                   7.125         04/08/28              562,934
  1,650   News America, Inc.                                                   7.280         06/30/28            1,851,643
  2,135   News America, Inc.                                                   7.300         04/30/28            2,402,631

  3,150   WPP Finance Corp., 144A-Private Placement (United
          Kingdom) (a)                                                         5.875         06/15/14            3,251,997
                                                                                                            ---------------
                                                                                                                17,431,310
                                                                                                            ---------------

          METALS    0.9%
  2,880   Inco Ltd. (Canada)                                                   7.200         09/15/32            3,265,237
  1,615   Inco Ltd. (Canada)                                                   7.750         05/15/12            1,898,266
                                                                                                            ---------------
                                                                                                                 5,163,503
                                                                                                            ---------------

          NATURAL GAS PIPELINES    1.5%
    670   Consolidated Natural Gas Co.                                         5.000         12/01/14              662,119
    735   Consolidated Natural Gas Co., Ser A                                  5.000         03/01/14              727,871
  2,155   Consolidated Natural Gas Co., Ser C                                  6.250         11/01/11            2,344,496
    490   Northwest Pipeline Corp.                                             8.125         03/01/10              549,413
  1,470   Texas Eastern Transmission Corp.                                     7.000         07/15/32            1,652,962
                                                                                                            ---------------
                                                                                                                 5,936,861
                                                                                                            ---------------

          NONCAPTIVE-CONSUMER FINANCE    3.8%
  4,660   American Express Co.                                                 5.500         09/12/06            4,837,658
  4,500   American General Finance Corp.                                       4.625         09/01/10            4,480,038
  5,545   Countrywide Home Loans, Inc.                                         3.250         05/21/08            5,406,425
    455   Household Finance Corp.                                              4.125         11/16/09              450,446
    800   Household Finance Corp.                                              4.125         12/15/08              800,757
  4,040   Household Finance Corp.                                              6.750         05/15/11            4,521,859
  1,000   Household Finance Corp.                                              7.875         03/01/07            1,092,680
                                                                                                            ---------------
                                                                                                                21,589,863
                                                                                                            ---------------

          NONCAPTIVE-DIVERSIFIED FINANCE    2.3%
    940   CIT Group, Inc.                                                      3.650         11/23/07              934,861
  1,165   CIT Group, Inc.                                                      7.375         04/02/07            1,262,147
  2,235   General Electric Capital Corp.                                       4.750         09/15/14            2,202,434
  3,845   General Electric Capital Corp.                                       6.750         03/15/32            4,408,796
  2,500   International Lease Finance Corp.                                    8.375         12/15/04            2,505,093
  1,980   Newcourt Credit Group, Ser B (Canada)                                6.875         02/16/05            1,997,519
                                                                                                            ---------------
                                                                                                                13,310,850
                                                                                                            ---------------

          OIL FIELD SERVICES    0.6%
  2,270   Nexen, Inc. (Canada)                                                 5.050         11/20/13            2,227,969
    645   Panhandle Eastern Pipe Line Co., Ser B                               2.750         03/15/07              629,708
    345   Plains E & P Co.                                                     7.125         06/15/14              381,225
                                                                                                            ---------------
                                                                                                                 3,238,902
                                                                                                            ---------------

          PAPER    3.5%
  2,744   Abitibi-Consolidated, Inc. (Canada)                                  6.000         06/20/13            2,579,360
  3,430   Abitibi-Consolidated, Inc. (Canada)                                  8.550         08/01/10            3,712,975
  2,490   Abitibi-Consolidated, Inc. (Canada)                                  8.850         08/01/30            2,477,550
  6,100   Bowater Canada Finance (Canada)                                      7.950         11/15/11            6,490,443
  1,915   Sappi Papier Hldg AG, 144A-Private Placement (Austria) (a)           6.750         06/15/12            2,094,031
  1,100   Weyerhaeuser Co.                                                     6.000         08/01/06            1,147,230
  1,565   Weyerhaeuser Co.                                                     6.750         03/15/12            1,757,849
                                                                                                            ---------------
                                                                                                                20,259,438
                                                                                                            ---------------
          PHARMACEUTICALS    0.7%

  2,000   Abbott Laboratories                                                  5.625         07/01/06            2,073,632
  2,000   Eli Lilly & Co.                                                      5.500         07/15/06            2,071,324
                                                                                                            ---------------
                                                                                                                 4,144,956
                                                                                                            ---------------

          PROPERTY & CASUALTY    3.0%
  3,025   AIG Sunamerica Global Financial, 144A-Private Placement (a)          6.300         05/10/11            3,276,837
  4,480   Farmers Exchange Capital, 144A-Private Placement (a)                 7.050         07/15/28            4,461,865
  2,721   Farmers Insurance Exchange Surplus, 144A-Private Placement (a)       8.625         05/01/24            3,158,406
    575   Hartford Financial Services Group                                    2.375         06/01/06              564,552
  4,610   Mantis Reef Ltd., 144A-Private Placement (Australia) (a)             4.692         11/14/08            4,604,131
    845   Nationwide Mutual Insurance Co., 144A-Private Placement (a)          8.250         12/01/31            1,011,709
                                                                                                            ---------------
                                                                                                                17,077,500
                                                                                                            ---------------

          RAILROADS    1.4%
    435   CSX Corp.                                                            2.750         02/15/06              431,567
  1,500   CSX Corp.                                                            6.750         03/15/11            1,665,419
    935   CSX Corp.                                                            9.000         08/15/06            1,017,275
    445   Norfolk Southern Corp.                                               7.350         05/15/07              480,218
  4,000   Union Pacific Corp.                                                  8.350         05/01/25            4,249,036
                                                                                                            ---------------
                                                                                                                 7,843,515
                                                                                                            ---------------

          REAL ESTATE INVESTMENT TRUSTS    0.7%
    525   EOP Operating LP                                                     4.750         03/15/14              502,913
  1,945   Reckson Operating Partnership                                        5.150         01/15/11            1,942,378
  1,345   Rouse Co.                                                            3.625         03/15/09            1,254,460
    545   Rouse Co.                                                            5.375         11/26/13              514,919
                                                                                                            ---------------
                                                                                                                 4,214,670
                                                                                                            ---------------

          REFINING    0.2%
    895   Ashland, Inc.                                                        7.830         08/15/05              924,004
    250   Vintage Petroleum, Inc.                                              7.875         05/15/11              270,000
                                                                                                            ---------------
                                                                                                                 1,194,004
                                                                                                            ---------------

          RETAIL    2.6%
    800   CVS Corp.                                                            3.875         11/01/07              803,001
    465   CVS Corp.                                                            5.625         03/15/06              478,532
  1,500   Federated Department Stores, Inc.                                    6.300         04/01/09            1,615,064
  2,000   Federated Department Stores, Inc.                                    6.625         09/01/08            2,174,772
    680   Federated Department Stores, Inc.                                    6.900         04/01/29              743,393
  1,710   Lowe's Companies, Inc.                                               6.500         03/15/29            1,904,217
    870   Lowe's Companies, Inc.                                               6.875         02/15/28            1,002,866
  2,970   May Department Stores Co.                                            5.950         11/01/08            3,132,248
    620   May Department Stores Co.                                            6.700         09/15/28              636,889
    295   May Department Stores Co.                                            6.900         01/15/32              312,413
  1,904   May Department Stores Co.                                            7.875         03/01/30            2,219,087
                                                                                                            ---------------
                                                                                                                15,022,482
                                                                                                            ---------------

          SUPERMARKETS    0.9%
  1,845   Albertson's, Inc.                                                    7.500         02/15/11            2,125,392
  2,810   Kroger Co.                                                           7.500         04/01/31            3,278,728
                                                                                                            ---------------
                                                                                                                 5,404,120
                                                                                                            ---------------

          TECHNOLOGY    1.1%
  1,240   Electronic Data Systems Corp.                                        7.125         10/15/09            1,334,369
  1,675   Electronic Data Systems Corp., Ser B                                 6.000         08/01/13            1,698,924
    685   Iron Mountain, Inc.                                                  6.625         01/01/16              649,038
  1,437   Iron Mountain, Inc.                                                  7.750         01/15/15            1,465,740
  1,060   Xerox Corp.                                                          6.875         08/15/11            1,126,250
                                                                                                            ---------------
                                                                                                                 6,274,321
                                                                                                            ---------------

          TEXTILE    0.2%
  1,260   Mohawk Industries, Inc., Ser D                                       7.200         04/15/12            1,439,653
                                                                                                            ---------------

          TOBACCO    0.8%
  2,165   Altria Group, Inc.                                                   7.000         11/04/13            2,315,253
  1,970   Altria Group, Inc.                                                   7.750         01/15/27            2,163,675
                                                                                                            ---------------
                                                                                                                 4,478,928
                                                                                                            ---------------

          TRANSPORTATION SERVICES    0.4%
  2,300   FedEx Corp.                                                          2.650         04/01/07            2,251,325
                                                                                                            ---------------

          WIRELESS COMMUNICATIONS    0.5%
  1,690   AT&T Wireless Services, Inc.                                         7.875         03/01/11            1,979,076
    125   AT&T Wireless Services, Inc.                                         8.750         03/01/31              163,908
    525   Rogers Wireless, Inc. 144A-Private Placement (Canada) (a)            7.250         12/15/12              547,969
                                                                                                            ---------------
                                                                                                                 2,690,953
                                                                                                            ---------------

          WIRELINE COMMUNICATIONS    4.9%
  2,355   AT&T Corp. (b)                                                    8.750/9.750      11/15/31            2,740,631
  3,400   Deutsche Telekom International Finance BV (Netherlands)              8.750         06/15/30            4,379,234
  1,595   France Telecom SA (Variable Rate Coupon) (France)                    9.500         03/01/31            2,111,943
  1,000   Sprint Capital Corp.                                                 6.125         11/15/08            1,067,607
  1,500   Sprint Capital Corp.                                                 7.125         01/30/06            1,565,603
    540   Sprint Capital Corp.                                                 8.750         03/15/32              697,806
    385   Telecom Italia Capital, 144A-Private Placement (Luxembourg) (a)      4.000         01/15/10              374,952
  1,900   Telecom Italia Capital, Ser A (Luxembourg)                           4.000         11/15/08            1,884,424
  5,570   Verizon Communications, Inc.                                         6.940         04/15/28            6,011,757
  1,000   Verizon Communications, Inc.                                         7.510         04/01/09            1,126,414
  5,035   Verizon Global Funding Corp.                                         7.750         12/01/30            6,068,363
    265   Verizon New England, Inc.                                            6.500         09/15/11              289,483
                                                                                                            ---------------
                                                                                                                28,318,217
                                                                                                            ---------------

TOTAL CORPORATE BONDS                                                                                          481,333,198
                                                                                                            ---------------

          MORTGAGE BACKED SECURITIES    1.3%
  1,580   Entergy Gulf States, Inc.                                            3.600         06/01/08            1,551,770
  2,375   Entergy Gulf States, Inc.                                            3.600         12/01/09            2,374,354
  2,146   World Financial Property, 144A-Private Placement (a)                 6.910         09/01/13            2,371,071
    864   World Financial Property, 144A-Private Placement (a)                 6.950         09/01/13              956,280
                                                                                                            ---------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                 7,253,475
                                                                                                            ---------------

                 GOVERNMENT OBLIGATIONS    5.3%
         2,835   Russian Federation, 144A-Private Placement (a)                 5.000         03/31/30           2,827,912
           560   United Mexican States (Mexico)                                 8.000         09/24/22             625,800
         3,555   United Mexican States (Mexico)                                 8.300         08/15/31           4,034,925
         5,575   United Mexican States (Mexico)                                 8.375         01/14/11           6,508,813
         2,000   United Mexican States (Mexico)                                10.375         02/17/09           2,445,000
        20,125   United States Treasury Bonds (STRIPS) (c)                     *              02/15/25           6,938,879
                 United States Treasury Bonds (STRIPS) (c)                                                       7,103,208
                                                                                                            ---------------

TOTAL GOVERNMENT OBLIGATIONS                                                                                    30,484,537
                                                                                                            ---------------

                 ASSET BACKED SECURITIES    0.5%
         1,029   Continental Airlines, Inc.                                     6.545         08/02/20             999,841
           169   Continental Airlines, Inc.                                     6.648         03/15/19             161,708
         1,991   Continental Airlines, Inc.                                     6.900         01/02/18           1,951,445
         2,115   Ras Laffam Liquified Natural Gas Co., Ltd.,
                 144A-Private Placement  (Qatar) (a)                            8.294         03/15/14           2,485,152
                                                                                                            ---------------

TOTAL ASSET BACKED SECURITIES                                                                                    5,598,146
                                                                                                            ---------------

TOTAL LONG-TERM INVESTMENTS    90.8%
   (Cost $498,463,206)                                                                                         520,632,434

SHORT-TERM INVESTMENTS    8.7%
REPURCHASE AGREEMENT    8.3%

                 Bank of America Securities LLC ($47,435,000 par
                 collateralized by U.S. Government obligations in
                 a pooled cash account, interest rate of 1.99%,
                 dated 11/30/04, to be sold on 12/01/04 at
                 $47,437,622)                                                                                   47,435,000
                                                                                                            ---------------

U.S. Government Agency Obligations    0.4%
                 United States Treasury Bills ($1,500,000  par, yielding
                 1.887%, 01/13/05 maturity) (d)                                                                  1,496,620
                 United States Treasury Bills ($900,000  par, yielding 2.185%,
                 03/24/05 maturity) (d)                                                                            893,828
                                                                                                            ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                         2,390,448
                                                                                                            ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $49,826,698)                                                                                           49,825,448
                                                                                                            ---------------

TOTAL INVESTMENTS    99.5%
   (Cost $548,289,904)                                                                                         570,457,882

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                                    2,653,132
                                                                                                            ---------------

NET ASSETS    100.0%                                                                                          $573,111,014
                                                                                                            ===============
                 Percentages are calculated as a percentage of net assets.
*                Zero Coupon

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step up" bond where the coupon increases or steps up at a predetermined date.

(c)              Interest only strip.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

The futures contracts outstanding as of November 30, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                                                                  UNREALIZED
                                                                                                                 APPRECIATION/
                                                                                              CONTRACTS          DEPRECIATION
               LONG CONTRACTS:
                 U.S. Treasury Notes 2-Year Futures, March 2005 (Current
                 Notional Value of $209,438 per contract)                                                 6              $ 1,390
                                                                                        --------------------  -------------------
               SHORT CONTRACTS:
                 U.S. Treasury Bond Futures, March 2005 (Current Notional
                 Value of $110,125 per contract)                                                         58               94,035
                 U.S. Treasury Notes 5-Year Futures, March 2005 (Current
                 Notional Value of $108,828 per contract)                                               207              197,614
                 U.S. Treasury Bond Futures, December 2004
                 (Current Notional Value of $111,094 per contract)                                       22              (20,171)
                 U.S. Treasury Notes 10-Year Futures, December 2004
                 (Current Notional Value of $111,453 per contract)                                       99               22,492
                 U.S. Treasury Notes 5-Year Futures, December 2004
                 (Current Notional Value of $109,719 per contract)                                      135               60,348
                 U.S. Treasury Notes 10-Year Futures, March 2005 (Current
                 Notional Value of $110,750 per contract)                                               272              328,242
                                                                                        --------------------  -------------------
                                                                                                        799             $683,950
                                                                                        ====================  ===================

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Corporate Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 20, 2005

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: January 20, 2005